STOCKS	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' DEFICIT
STOCKS

18 — STOCKS

Common stocks

As of December 31, 2022, the Company has authority to issue 36,610,000 shares of common stock, with a par value of US$ 0.00001 per share (December 31, 2021, authority to issue 36,610,000 such shares, December 31, 2020, 22,084,561 such shares). As of December 31, 2022, there are 12,452,057 shares of common stock issued and outstanding (as of December 31, 2021; 12,436,432 shares and as of December 31, 2020; 9,000,000 shares).

The voting, dividend and liquidation rights of the holders of the common stock are subject to and qualified by the rights, powers and preferences of the holders of the preferred stock. The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders; however, holders of common stock, as such, shall not be entitled to vote on any amendment that relates solely to the terms of one or more outstanding series of preferred stock if the holders of such affected series are entitled, either separately or together with the holders of one or more other such series, to vote. There is no cumulative voting. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of the common stockholders the Company.

18 — STOCKS (Continued)

Preferred stocks

The summary of shares authorized and shares issued and outstanding with the following rights, preferences, powers, privileges and restrictions, qualifications and limitations as of December 31, 2022, 2021 and 2020 are as follows:

	December 31, 2022		December 31, 2021		December 31, 2020
		Shares		Shares		Shares
	Shares	issued and	Shares	issued and	Shares	issued and
	authorized	outstanding	authorized	outstanding	authorized	outstanding
Series A-1 Preferred Stock	4,018,918	4,018,918	4,018,918	4,018,918	4,018,918	4,018,918
Series A-2 Preferred Stock	3,864,517	3,864,517	3,864,517	3,864,517	3,864,517	3,864,517
Series A-3 Preferred Stock	2,193,438	2,193,438	2,193,438	2,193,438	2,193,438	2,193,438
Series B-1 Preferred Stock	8,380,000	8,221,262	8,380,000	8,221,262	—	—
Series B-2 Preferred Stock	40,115	40,115	40,115	40,115	—	—
Series B-3 Preferred Stock	3,723,905	3,723,905	3,723,905	3,723,905	—	—
Total	22,220,893	22,062,155	22,220,893	22,062,155	10,076,873	10,076,873

Dividends

Prior to any dividends being declared or paid to holders of the common stock, the holders of the preferred stock are entitled to first receive, or simultaneously receive, a dividend on each outstanding share of preferred stock in an amount at least equal to in the case of a dividend on common stock or any class or series that is convertible into common stock, that dividend per share of preferred stock as would equal the product of the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into common stock and the number of shares of common stock issuable upon conversion of a share of preferred stock, in each case calculated on the record date for determination of holders entitled to receive such dividend or in the case of a dividend on any class or series that is not convertible into common stock, at a rate per share of preferred stock determined by dividing the amount of the dividend payable on each share of such class or series of capital stock by the original issuance price of such class or series of common stock and multiplying such fraction by an amount equal to the applicable original issue price of the respective series; if the Company declares, pays or sets aside, on the same date, a dividend on shares of more than one class or series of capital stock of the Company, the dividend payable to the holders of preferred stock shall be calculated based upon the dividend on the class or series of capital stock that would result in the highest preferred stock dividend.

The applicable “Original Issue Price” shall mean: $2.4500 per share with respect to Series A-1 Preferred Stock; $0.1136 per share with respect to Series A-2 Preferred Stock; $1.1111 per share with respect to Series A-3 Preferred Stock; $3.6138 per share with respect to Series B-1 Preferred Stock; $2.5297 per share with respect to Series B-2 Preferred Stock; and $2.3490 per share with respect to Series B-3 Preferred Stock; in each case, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to such series of Preferred Stock.

Liquidation

Series B preferred stock: In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders Series B preferred stock are entitled to be paid out of the assets of the Company.

If upon any such liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of such Series B Preferred Stock the full amount to which they shall be entitled under the holders of such shares of Series B Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

18 — STOCKS (Continued)

Series A Preferred Stock: In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, after the payment of all preference amounts required to be paid to the holders of Series B Preferred Stock, the holders of shares of Series A Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders. If upon any such liquidation, dissolution or winding up of the Company or Deemed Liquidation Event, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of such Series A Preferred Stock the full amount, the holders of such shares of Series A preferred stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Voting

Each holder of outstanding shares of preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Preferred Stock held by such holder are convertible.

The holders Series A preferred stock shall be entitled to elect one director of the Company, while the holders of Series B preferred stock, shall be entitled to elect two directors of the Company. In addition, the holders of record of the shares of common stock, shall be entitled to elect two directors of the Company. The holders of record of the shares of common stock and of any other class or series of voting stock, may elect the balance of the total number of directors of the Company.